INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 13,721	$ 2,476
Cost of revenues	(15,255)	(9,572)
Gross loss	(1,534)	(7,096)
Operating expenses:
Research and development	40,606	49,888
Sales and marketing	4,116	4,620
General and administrative	10,233	9,169
Total operating expenses	54,955	63,677
Operating loss	(56,489)	(70,773)
Financial income, net	5,261	5,267
Loss before taxes on income	(51,228)	(65,506)
Taxes on income	(77)	(468)
Net loss	$ (51,305)	$ (65,974)
Basic net loss per ordinary share	$ (0.31)	$ (0.48)
Diluted net loss per ordinary share	$ (0.31)	$ (0.48)
Weighted average number of ordinary shares used in computing basic net loss per ordinary share	166,095,197	136,640,997
Weighted average number of ordinary shares used in computing diluted net loss per ordinary share	166,095,197	136,640,997